Statements Of Changes In Shareholders' Equity (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Cash dividends, per share	$ 0.28	$ 0.08	$ 0.08
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash dividends, per share	$ 0.28	$ 0.08	$ 0.08